Related party transactions - Service agreements and products - General (Details)		9 Months Ended
	Dec. 31, 2010	Sep. 30, 2023
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in joint venture (as a percent)	45.00%
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)		32.20%
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement		1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement		5 years